BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	PORTFOLIO INVESTMENTS — 100.9%
	PRIVATE EQUITY – 35.9%
-	AMG Pantheon Fund, LLC, Class 3(a),(b),(c),(d),(e)	$ 51,368,274
6,883,231	Cascade Private Capital, Class I	129,817,743
-	NXT Capital Structured Note, Class I(b),(c),(d),(e)	10,000,000
-	Partners Group Private Equity(a),(b),(c),(d),(e)	15,288,181
-	Pathway Select Fund LP, Series A(a),(b),(c),(d),(e)	26,627,881
-	Pathway Select Fund LP, Series 2025(a),(b),(c),(d),(e)	13,823,009
		246,925,088
	PRIVATE CREDIT – 34.0%
6,066,040	AMG Pantheon Credit Solutions Fund, Class S	66,544,462
-	Antares CLO(b),(c),(d),(e)	20,000,000
-	Ares Capital Management LLC (b),(c),(d),(e)	7,660,676
5,144,892	Cliffwater Corporate Lending Fund, Class I	55,667,727
3,572,375	Cliffwater Enhanced Lending Fund, Class I	39,867,703
-	Commonwealth Credit Advisors, LLC(b),(c),(d),(e)	10,000,000
-	Kohlberg Credit CLO 2025-1, LLC(b),(c),(d),(e)	10,000,000
916,585	Variant Alternative Income Fund, Institutional Class	24,298,674
		234,039,242
	PRIVATE REAL ESTATE – 12.6%
1,402,695	Apollo Diversified Real Estate Fund, Class I	35,333,881
2,816,898	Clarion Partners Real Estate Income Fund, Class I	32,366,154
783,896	KKR Real Estate Select Trust, Class I	18,782,160
		86,482,195

	HEDGED EQUITIES AND HEDGE FUNDS – 6.7%
1,007,263	BlackRock Systematic Multi-Strategy Fund, Institutional Class	$ 10,535,973
989,970	JPMorgan Equity Premium Income Fund, Class I	13,918,981
636,625	JPMorgan Hedged Equity 2 Fund, Class I	12,000,391
335,806	JPMorgan Hedged Equity 3 Fund, Class I	6,595,235
82,454	JPMorgan Hedged Equity Fund, Class I	2,729,218
		45,779,798
	REAL ASSETS – 4.7%
-	Apollo Infrastructure Co.(b),(c),(d),(e)	32,063,703

BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	PORTFOLIO INVESTMENTS — 100.9% (Continued)
	LIQUIDITY POOL – 7.1%
1,261,114	Aristotle Floating Rate Income Fund, Class I	$11,867,078
1,252,165	BlackRock Floating Rate Income Portfolio, Institutional Class	12,020,781
12,999,414	First American Treasury Obligations Fund, Class X	12,999,414
1,264,168	T Rowe Price Institutional Floating Rate Fund, Investor Class	11,933,744
		48,821,017
	TOTAL PORTFOLIO INSTRUMENTS (Cost $676,357,743)	694,111,043

	TOTAL INVESTMENTS - 100.9% (Cost $676,357,743)	$ 694,111,043
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%	(5,960,031)
	NET ASSETS - 100.0%	$ 688,151,012

(a)	Non-income producing security.
(b)	Illiquid investments. The total fair value of these investments as of June 30, 2025, was $196,831,724, representing 28.6% of net assets.
(c)	Restricted investment.
(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such investments as June 30, 2025, amounted to $196,831,724, which represents approximately 28.6% of the net assets of the Fund.
(e)	Investment does not issue shares.